Related party transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [Line Items]
Loan to related parties	$ 28,062	$ 34,035	$ 723
Payment on behalf of related parties, net of repayments	36,522	55,301	335
Guangzhou Sunhongs | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	1,513	3,287	14,229
Other Related Party [Member]
Related party transactions [Line Items]
Others	2,862	2,552	850
Related parties
Related party transactions [Line Items]
Disposal of investments to related parties	0	0	20,271
Expense with related party	5,322	3,149	2,533
Kingsoft Cloud
Related party transactions [Line Items]
Purchase of fixed assets from Kingsoft Cloud	0	0	427
Kingsoft Cloud | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party	$ 0	$ 448	$ 2,126